Triple-Net Lease Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Leases [Abstract]
Triple-Net Lease Arrangements
Triple-Net Lease Arrangements
As of September 30, 2015, Senior Care Centers, LLC (together with its subsidiaries, “SCC”) and Avamere Group, LLC (together with its subsidiaries, “Avamere”) operated approximately 19.0% and 9.6% respectively, of our real estate investments based on gross book value. Our properties were located in 38 states as of September 30, 2015, with properties in one state (Texas) accounting for more than 10% of our total revenues for the three months then ended.
For the three months ended September 30, 2015 and 2014, approximately 13.2% and 1.5%, respectively, of our total revenues were derived from our lease agreements with SCC, and approximately 10.8% and 9.2%, respectively, of our total revenues were derived from our lease agreements with Avamere. Each of our leases with SCC and Avamere is a triple-net lease that obligates the tenant to pay all property-related expenses, including maintenance, utilities, repairs, taxes, insurance and capital expenditures.
If SCC or Avamere becomes unable or unwilling to satisfy its obligations to us or to renew its leases with us upon expiration of the terms thereof, our financial condition and results of operations could decline. We cannot assure you that SCC or Avamere will have sufficient assets, income and access to financing to enable it to satisfy its respective obligations to us, and any failure, inability or unwillingness by SCC or Avamere to do so could have a material adverse effect on our business, financial condition, results of operations and liquidity. We also cannot assure you that SCC or Avamere will elect to renew its respective leases with us upon expiration of the leases or that we will be able to reposition any non-renewed properties on a timely basis or on the same or better economic terms, if at all.
Our straight-line rent receivable balance was $0.5 million and $0.8 million, net of allowances of $81.0 million and $58.0 million, as of September 30, 2015 and December 31, 2014, respectively. We recognized charges for straight-line rent allowances within rental income, net in our combined consolidated statements of income of $5.9 million and $6.6 million for the three months ended September 30, 2015 and 2014, respectively, and $19.5 million and $15.7 million for the nine months ended September 30, 2015 and 2014, respectively.
In July 2015, one of our operators notified us of its intention to exercise its purchase options with respect to seven SNFs. We expect these transactions, if completed, to occur in 2016, although they remain subject to various closing conditions.

Note 3—Triple-Net Lease Arrangements

        No individual tenant accounted for a significant portion of our revenues for the years ended December 31, 2014, 2013 and 2012. Nevertheless, our financial condition and results of operations could decline if our tenants, in part or in whole, become unable or unwilling to satisfy their obligations to us or to renew their leases with us upon expiration of the terms thereof. We cannot assure you that our tenants will have sufficient assets, income and access to financing to enable them to satisfy their respective obligations to us, and any failure, inability or unwillingness by our tenants to do so could have a material adverse effect on our business, financial condition, results of operations and liquidity. We also cannot assure you that our tenants will elect to renew their respective leases with us upon expiration of the leases or that we will be able to reposition any non-renewed properties on a timely basis or on the same or better economic terms, if at all.

        The following table sets forth the future contracted minimum rentals, excluding contingent rent escalations, but including straight-line rent adjustments where applicable, for all of our triple-net leases as of December 31, 2014 (excluding properties classified as held for sale as of December 31, 2014 and rents from direct financing lease) (in thousands):

2015	$272,334
2016	268,185
2017	267,042
2018	269,486
2019	269,565
Thereafter	1,437,319

Total	$2,783,931

        Our straight-line rent receivable balance was $0.8 million and $0.5 million, net of allowances of $58.0 million and $37.8 million, as of December 31, 2014 and 2013, respectively. We recognized charges for straight-line rent allowances within rental income on our combined consolidated statements of income of $21.4 million, $16.1 million and $14.3 million for the years ended December 31, 2014, 2013 and 2012.

        In December 2014, SpinCo made a $10.0 million payment in satisfaction of a contingent obligation related to a liability of a former tenant of SpinCo, which is recorded in other expense in our combined consolidated statements of income.